18. Deferred taxes and contributions (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Taxes And Contributions
Deferred tax assets (liabilities) net, beginning	R$ (261,242)	R$ (36,754)	R$ 186,345
Net change in the year - corresponding entry to the income statement	(154,962)	(224,596)	(101,517)
Net change in the year - corresponding entry to valuation adjustments to equity (Note 20 (b))	(17,792)	108	(121,582)
Total net change	(172,754)	(224,488)	(223,099)
Deferred tax assets (liabilities) net, ending	R$ (433,996)	R$ (261,242)	R$ (36,754)